SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 103.8%

Communication Services – 2.7%
Diversified Telecommunication Services - 0.1%
Ooma [1]	22,500	$293,625
ORBCOMM [1]	65,000	221,000
		514,625
Entertainment - 1.5%
Chicken Soup For The Soul
Entertainment Cl. A [1]	354,600	5,116,878
Gaia Cl. A [1,2,3]	100,000	983,000
		6,099,878
Interactive Media & Services - 0.9%
Eventbrite Cl. A [1]	27,100	294,035
QuinStreet [1]	198,600	3,145,824
		3,439,859
Media - 0.2%
comScore [1]	297,195	606,278
Total		10,660,640

Consumer Discretionary – 10.4%
Auto Components - 1.4%
Exco Technologies	6,000	29,650
Fox Factory Holding Corporation [1]	800	59,464
Motorcar Parts of America [1]	54,800	852,688
Sebang Global Battery	50,500	1,191,087
Standard Motor Products	50,860	2,270,899
Stoneridge [1,2,3]	57,600	1,058,112
		5,461,900
Diversified Consumer Services - 2.4%
Aspen Group [1]	141,520	1,580,779
Collectors Universe [3]	98,900	4,894,561
Park Lawn	50,000	1,032,631
Universal Technical Institute [1]	445,000	2,260,600
		9,768,571
Hotels, Restaurants & Leisure - 1.5%
Century Casinos [1]	222,500	1,219,300
GAN [1]	54,400	919,360
Inspired Entertainment [1]	50,000	148,000
Lindblad Expeditions Holdings [1]	335,468	2,854,833
Red Lion Hotels [1]	324,671	698,042
		5,839,535
Household Durables - 1.2%
Cavco Industries [1,3]	8,600	1,550,666
Legacy Housing [1]	111,482	1,525,074
Lifetime Brands [3]	119,294	1,127,328
Purple Innovation [1]	8,500	211,310
Universal Electronics [1]	6,100	230,214
		4,644,592
Internet & Direct Marketing Retail - 0.5%
Magnite [1]	289,500	2,010,577
Trxade Group [1]	20,700	129,375
Yatra Online [1]	105,000	78,750
		2,218,702
Leisure Products - 0.7%
Clarus Corporation	175,703	2,480,926
MasterCraft Boat Holdings [1]	14,800	258,852
		2,739,778
Specialty Retail - 2.0%
AutoCanada	440,000	5,990,913
Barnes & Noble Education [1]	80,000	206,400
Destination XL Group [1]	50,000	12,880
Lazydays Holdings [1]	30,000	380,400
OneWater Marine Cl. A [1]	14,800	303,252
Shoe Carnival [3]	26,316	883,691
Stage Stores [1,4]	15,000	270
Zumiez [1]	9,600	267,072
		8,044,878
Textiles, Apparel & Luxury Goods - 0.7%
Crown Crafts	86,359	487,928
Culp	28,100	349,002
J G Boswell Company [4]	2,490	1,369,749
YGM Trading	2,564,600	701,538
		2,908,217
Total		41,626,173

Consumer Staples – 2.2%
Beverages - 0.4%
Crimson Wine Group [1,4]	58,124	288,150
Eastside Distilling [1]	23,000	26,220
MGP Ingredients	26,500	1,053,110
Primo Water	26,791	380,432
		1,747,912
Food Products - 1.6%
Farmer Bros. [1,3]	31,300	138,346
John B Sanfilippo & Son [3]	7,900	595,502
Landec Corporation [1,3]	75,610	734,929
RiceBran Technologies [1]	50,000	21,000
Seneca Foods Cl. A [1,3]	81,087	2,897,239
Seneca Foods Cl. B [1]	40,400	1,438,240
SunOpta [1]	50,000	371,000
		6,196,256
Household Products - 0.1%
Central Garden & Pet [1]	12,000	479,160
Personal Products - 0.1%
e.l.f. Beauty [1]	28,300	519,871
Total		8,943,199

Energy – 5.6%
Energy Equipment & Services - 2.9%
Aspen Aerogels [1]	101,785	1,114,546
Bristow Group [1,2,3]	177,900	3,780,375
CES Energy Solutions	25,000	14,645
Computer Modelling Group	594,875	2,305,249
Dawson Geophysical [1]	77,336	136,111
Geospace Technologies [1,3]	9,500	58,710
Hornbeck Offshore Services [1,3,5]	460,000	0
Independence Contract Drilling [1]	5,000	12,200
Matrix Service [1,3]	38,000	317,300
Nabors Industries	680	16,619
North American Construction Group	50,000	325,500
Pason Systems	202,500	804,495
Profire Energy [1]	175,000	129,465
SEACOR Marine Holdings [1,3]	216,957	440,423
TerraVest Industries	199,000	2,258,188
		11,713,826
Oil, Gas & Consumable Fuels - 2.7%
Ardmore Shipping	161,300	574,228
Brigham Minerals Cl. A	220,000	1,962,400
Dorchester Minerals L.P.	153,963	1,590,438
Dorian LPG [1]	163,138	1,306,735
GeoPark	87,318	642,660
Navigator Holdings [1]	175,000	1,463,000
Ring Energy [1]	50,000	34,000
Sabine Royalty Trust [3]	82,648	2,405,057
StealthGas [1]	229,664	682,102
		10,660,620
Total		22,374,446

Financials – 13.3%
Banks - 1.3%
Bryn Mawr Bank	25,000	621,750
Caribbean Investment Holdings	735,635	517,328
Chemung Financial	31,000	894,970
Fauquier Bankshares [3]	133,200	2,007,324
Live Oak Bancshares [3]	30,900	782,697
Midway Investments [1,5]	735,647	0
TriState Capital Holdings [1]	42,800	566,672
		5,390,741
Capital Markets - 7.9%
ASA Gold and Precious Metals	171,150	3,642,072
Ashford [1]	10,000	58,000
B. Riley Financial	27,500	689,150
Bolsa Mexicana de Valores	1,068,000	2,409,237
Canaccord Genuity Group	203,300	1,036,692
Donnelley Financial Solutions [1]	50,000	668,000
Fiera Capital Cl. A	78,000	598,085
Great Elm Capital Group [1]	566,700	1,337,412
JZ Capital Partners [1]	50,000	63,227
Manning & Napier Cl. A	136,600	583,282
MVC Capital	219,900	1,717,419
Portman Ridge Finance	22,039	29,532
Silvercrest Asset Management Group Cl. A	224,100	2,344,086
Sprott	176,453	6,022,897
StoneX Group [1,2,3]	69,327	3,546,769
Tel Aviv Stock Exchange	343,000	1,531,490
U.S. Global Investors Cl. A [3]	439,454	1,045,901
Urbana Corporation	237,600	469,294
Value Line [2,3]	74,574	1,841,978
VNV Global SDR [1]	100,000	800,184
Warsaw Stock Exchange	52,900	619,333
Westaim Corporation [1]	500,000	856,145
		31,910,185
Consumer Finance - 0.3%
Currency Exchange International [1]	7,000	59,930
EZCORP Cl. A [1,2,3]	201,000	1,011,030
		1,070,960
Diversified Financial Services - 0.6%
ECN Capital	556,000	2,112,846
Waterloo Investment Holdings [1,5]	806,000	201,500
		2,314,346
Insurance - 1.7%
Hallmark Financial Services [1,3]	114,000	298,680
Trupanion [1,2,3]	82,300	6,493,470
		6,792,150
Investment Companies - 1.5%
CF Finance Acquisition Cl. A [1]	338,900	3,524,560
Oaktree Acquisition (Units) [1]	200,000	2,588,000
		6,112,560
Total		53,590,942

Health Care – 17.3%
Biotechnology - 3.4%
Abeona Therapeutics [1,3]	142,221	145,066
Arcturus Therapeutics Holdings [1,3]	79,836	3,424,964
BioSpecifics Technologies [1]	8,900	470,187
CareDx [1]	18,900	717,066
Idera Pharmaceuticals [1]	58,061	124,251
Larimar Therapeutics [1,3]	28,064	425,731
MeiraGTx Holdings [1]	32,900	435,596
Neoleukin Therapeutics [1,3]	145,397	1,744,764
Theratechnologies [1]	10,000	21,779
Zealand Pharma [1]	153,015	5,814,159
Zealand Pharma ADR [1]	10,000	380,000
		13,703,563
Health Care Equipment & Supplies - 7.5%
Apyx Medical [1]	35,800	168,618
AtriCure [1,3]	15,000	598,500
Atrion Corporation [3]	4,689	2,935,314
BioLife Solutions [1]	33,700	975,278
Chembio Diagnostics [1]	135,800	659,988
CryoLife [1]	34,900	644,603
CryoPort [1]	9,600	455,040
LeMaitre Vascular	14,400	468,432
Mesa Laboratories [3]	52,000	13,247,520
Misonix [1]	54,000	633,420
OraSure Technologies [1,3]	50,000	608,500
OrthoPediatrics Corporation [1]	21,700	996,464
Oxford Immunotec Global [1]	5,200	60,840
Profound Medical [1]	8,500	149,502
Semler Scientific [1,4]	22,400	1,164,800
SI-BONE [1]	21,400	507,608
Surmodics [1,3]	79,800	3,105,018
Tactile Systems Technology [1]	6,600	241,494
Utah Medical Products	33,000	2,635,710
		30,256,649
Health Care Providers & Services - 2.1%
AAC Holdings [1,4]	89,400	2,038
Akumin [1]	10,000	32,500
BioTelemetry [1]	17,279	787,577
CRH Medical [1]	475,000	1,027,374
Cross Country Healthcare [1]	130,800	848,892
Joint Corp. (The) [1]	92,084	1,601,341
National Research [3]	46,668	2,296,532
PetIQ Cl. A [1,2,3]	25,000	823,000
Psychemedics Corporation [3]	37,500	165,375
Sharps Compliance [1]	53,500	335,445
Surgery Partners [1]	17,100	374,490
		8,294,564
Health Care Technology - 2.6%
OptimizeRx Corporation [1]	20,000	417,000
Simulations Plus [3]	100,670	7,586,491
Tabula Rasa HealthCare [1,3]	38,400	1,565,568
Vocera Communications [1]	33,100	962,548
		10,531,607
Life Sciences Tools & Services - 1.2%
Harvard Bioscience [1]	117,200	352,772
Quanterix Corporation [1]	130,800	4,413,192
		4,765,964
Pharmaceuticals - 0.5%
Agile Therapeutics [1,2,3]	90,000	273,600
Knight Therapeutics [1]	187,000	814,540
Theravance Biopharma [1,2,3]	59,009	872,448
		1,960,588
Total		69,512,935

Industrials – 19.4%
Aerospace & Defense - 0.9%
Astronics Corporation [1]	7,229	55,808
CPI Aerostructures [1]	181,500	486,420
Innovative Solutions and Support	78,828	539,184
SIFCO Industries [1]	45,800	168,544
Virgin Galactic Holdings [1,2,3]	121,050	2,327,791
		3,577,747
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings [1]	10,000	609,000
Echo Global Logistics [1]	20,000	515,400
		1,124,400
Building Products - 1.2%
Burnham Holdings Cl. A [4]	117,000	1,345,500
CSW Industrials [3]	20,000	1,545,000
DIRTT Environmental Solutions [1]	96,000	149,960
Insteel Industries [3]	44,200	826,540
Patrick Industries	17,250	992,220
		4,859,220
Commercial Services & Supplies - 1.2%
Acme United	25,000	575,703
Atento [1]	21,742	200,244
Civeo [1]	450,000	303,795
CompX International Cl. A	500	7,475
Harsco Corporation [1]	41,718	580,297
Heritage-Crystal Clean [1,2,3]	123,001	1,642,063
Hudson Technologies [1]	50,000	57,500
PICO Holdings [1,3]	121,200	1,085,952
Team [1,3]	93,300	513,150
		4,966,179
Construction & Engineering - 3.5%
Ameresco Cl. A [1]	116,600	3,894,440
Construction Partners Cl. A [1]	88,200	1,605,240
Granite Construction	13,500	237,735
IES Holdings [1,3]	134,700	4,279,419
Infrastructure and Energy Alternatives [1]	275,100	1,636,845
Northwest Pipe [1,3]	59,400	1,571,724
NV5 Global [1]	13,400	707,118
		13,932,521
Electrical Equipment - 1.1%
American Superconductor [1]	53,525	775,042
Encore Wire [3]	3,307	153,511
LSI Industries	415,740	2,806,245
Powell Industries [3]	21,400	516,382
Power Solutions International [1,3,4]	21,100	64,355
		4,315,535
Industrial Conglomerates - 0.8%
Raven Industries [3]	145,500	3,131,160
Machinery - 4.6%
CIRCOR International [1,2,3]	220,521	6,031,249
Graham Corporation [3]	93,150	1,189,526
Helios Technologies [3]	50,000	1,820,000
Hurco Companies [3]	36,866	1,046,994
L B Foster Company [1,3]	95,300	1,278,926
Lindsay Corporation [3]	46,400	4,485,952
Luxfer Holdings [3]	42,112	528,506
NN [1]	90,600	467,496
Shyft Group	17,200	324,736
Titan International	212,200	613,258
Wabash National	6,400	76,544
Westport Fuel Systems [1]	491,100	800,493
		18,663,680
Marine - 1.2%
Algoma Central	40,000	302,505
Clarkson	109,900	3,186,310
Eagle Bulk Shipping [1]	81,428	1,332,976
		4,821,791
Professional Services - 1.0%
Acacia Research [1,3]	190,000	659,300
Barrett Business Services	2,600	136,344
Forrester Research [1]	42,500	1,393,575
Franklin Covey [1,3]	40,100	711,374
GP Strategies [1]	43,700	421,268
InnerWorkings [1]	25,000	74,750
Kforce [3]	2,800	90,076
Resources Connection	59,300	684,915
		4,171,602
Road & Rail - 0.6%
HyreCar [1]	38,000	119,700
Marten Transport	3,750	61,200
Patriot Transportation Holding [3]	55,764	489,608
Universal Logistics Holdings [3]	75,200	1,568,672
		2,239,180
Trading Companies & Distributors - 3.0%
EVI Industries [1,3]	217,709	5,793,237
Houston Wire & Cable [1]	331,418	828,545
Lawson Products [1]	36,500	1,497,595
Transcat [1]	140,074	4,104,168
		12,223,545
Total		78,026,560

Information Technology – 22.2%
Communications Equipment - 0.9%
Clearfield [1]	85,200	1,718,484
Digi International [1]	45,800	715,854
Genasys [1]	38,300	235,545
Ituran Location and Control	50,000	696,000
PCTEL	34,100	193,006
		3,558,889
Electronic Equipment, Instruments & Components - 8.5%
Bel Fuse Cl. A	67,705	754,911
Fabrinet [1]	2,200	138,666
FARO Technologies [1,2,3]	72,100	4,396,658
Firan Technology Group [1]	25,000	30,979
HollySys Automation Technologies	51,900	573,495
LightPath Technologies Cl. A [1]	100,000	241,000
Luna Innovations [1]	436,778	2,611,932
nLIGHT [1,2,3]	337,200	7,917,456
Novanta [1]	3,400	358,156
PAR Technology [1,2,3]	303,124	12,279,553
PC Connection [2,3]	33,416	1,372,061
PowerFleet [1]	73,800	415,494
Richardson Electronics	316,900	1,321,473
SMTC Corporation [1]	150,000	543,000
Vishay Precision Group [1]	41,800	1,058,376
		34,013,210
IT Services - 0.5%
Computer Task Group [1]	84,800	421,456
Hackett Group (The) [3]	27,700	309,686
International Money Express [1]	26,500	380,673
Limelight Networks [1]	20,300	116,928
USA Technologies [1,3,4]	90,500	764,725
		1,993,468
Semiconductors & Semiconductor Equipment - 6.5%
Alpha & Omega Semiconductor [1]	17,900	229,478
Amtech Systems [1,3]	92,184	450,780
Axcelis Technologies [1]	16,100	354,200
AXT [1]	100,000	612,000
Brooks Automation [3]	44,400	2,053,944
Camtek [1]	103,800	1,596,444
Cohu	41,990	721,388
CyberOptics Corporation [1]	49,500	1,576,080
FormFactor [1]	22,869	570,124
Ichor Holdings [1]	25,700	554,349
Kulicke & Soffa Industries [3]	77,200	1,729,280
Nova Measuring Instruments [1,3]	66,100	3,446,454
Onto Innovation [1,3]	133,150	3,965,207
PDF Solutions [1]	200,300	3,747,613
Photronics [1]	240,800	2,398,368
Silicon Motion Technology ADR	4,700	177,566
SiTime [1]	3,800	319,314
Ultra Clean Holdings [1,3]	72,200	1,549,412
Veeco Instruments [1,3]	17,500	204,225
		26,256,226
Software - 4.9%
Agilysys [1,3]	106,800	2,580,288
American Software Cl. A [3]	120,352	1,689,742
AudioEye [1]	50,000	729,250
Digital Turbine [1]	99,700	3,264,178
eGain Corporation [1]	16,900	239,473
Model N [1]	50,000	1,764,000
OneSpan [1]	5,600	117,376
Optiva [1]	28,000	946,266
QAD Cl. A	29,487	1,244,351
RealNetworks [1]	100,171	122,209
SeaChange International [1]	50,000	43,520
SharpSpring [1]	121,600	1,355,840
Upland Software [1]	148,200	5,587,140
		19,683,633
Technology Hardware, Storage & Peripherals - 0.9%
AstroNova	76,700	615,134
Intevac [1]	539,400	2,972,094
TransAct Technologies [1]	40,900	204,500
		3,791,728
Total		89,297,154

Materials – 6.5%
Chemicals - 0.3%
Balchem Corporation	3,250	317,297
LSB Industries [1]	135,800	219,996
Rayonier Advanced Materials [1]	50,000	160,000
Trecora Resources [1]	66,000	405,240
		1,102,533
Construction Materials - 0.2%
Monarch Cement [4]	16,303	912,968
Containers & Packaging - 0.4%
UFP Technologies [1,2,3]	36,445	1,509,552
Metals & Mining - 5.6%
Alamos Gold Cl. A	261,044	2,299,610
Altius Minerals	113,000	822,327
Ampco-Pittsburgh [1]	79,002	259,917
Haynes International [3]	41,400	707,526
Imdex	650,666	628,187
MAG Silver [1]	154,050	2,504,853
Major Drilling Group International [1]	1,204,084	6,447,463
Olympic Steel	35,000	397,600
Pretium Resources [1]	80,000	1,023,769
Sandstorm Gold [1]	810,000	6,836,400
Universal Stainless & Alloy Products [1,3]	33,620	184,574
Victoria Gold [1]	59,333	667,945
		22,780,171
Total		26,305,224

Real Estate – 3.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Postal Realty Trust Cl. A	114,000	1,725,960
Real Estate Management & Development - 3.4%
Altus Group	87,000	3,615,118
Dundee Corporation Cl. A [1]	413,200	428,235
Marcus & Millichap [1,3]	4,900	134,848
Real Matters [1]	255,000	4,969,584
RMR Group (The) Cl. A [3]	75,400	2,071,238
Tejon Ranch [1,3]	154,994	2,193,165
		13,412,188
Total		15,138,148

Utilities – 0.4%
Independent Power & Renewable Electricity Producer - 0.1%
Innergex Renewable Energy	15,573	281,391
Water Utilities - 0.3%
Global Water Resources	106,000	1,142,680
Total		1,424,071

TOTAL COMMON STOCKS
(Cost $375,280,646)		416,899,492

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering - 0.0%
Infrastructure and Energy Alternatives
(Warrants) [1]	100,000	36,040
Total		36,040

Information Technology – 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
eMagin Corporation (Warrants) [1,5]	50,000	0
Total		0

TOTAL WARRANTS
(Cost $106,385)		36,040

REPURCHASE AGREEMENT – 1.8%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $7,272,862 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 7/15/24, valued at $7,418,391) (Cost $7,272,862)		7,272,862

TOTAL INVESTMENTS – 105.6%
(Cost $382,659,893)		424,208,394

LIABILITIES LESS CASH AND OTHER ASSETS – (5.6)%		(22,306,143)

NET ASSETS – 100.0%		$401,902,251

ADR – American Depository Receipt

SDR – Swedish Depository Receipt

[1]	Non-income producing.

[2]	At September 30, 2020, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $21,061,208.

[3]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2020. Total market value of pledged securities at September 30, 2020, was $88,903,247.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.

[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $382,983,312. At September 30, 2020, net unrealized appreciation for all securities was $41,225,082, consisting of aggregate gross unrealized appreciation of $122,326,484 and aggregate gross unrealized depreciation of $81,101,402. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$396,497,358	$20,200,634	$201,500	$416,899,492
Warrants	36,040	–	0	36,040
Repurchase Agreement	–	7,272,862	–	7,272,862

Level 3 Reconciliation:

	Balance as of 12/31/19	Transfers In	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/20
Common Stocks	$241,800	$ 0	$ 0	$(2,003,114)	$1,962,814	$201,500
Warrants	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at 9/30/20	Valuation Technique(s)	Unobservable Input(s)	Range Average	Impact to Valuation From an Increase in Input[1]
Common Stocks	$201,500	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2020 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding, or as otherwise required by applicable regulatory standards, and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of September 30, 2020, the Fund has outstanding borrowings of $22,000,000. During the nine months ended September 30, 2020, the Fund borrowed an average daily balance of $22,000,000. As of September 30, 2020, the aggregate value of rehypothecated securities was $21,061,208.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).